Intangible assets and goodwill - Intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Intangible assets and goodwill
Additions	$ 0	$ 16
Acquisitions through business combinations	0
Disposals through the sale	$ 0	$ 0